SUBSEQUENT EVENTS (Details)		1 Months Ended		12 Months Ended
	Jan. 04, 2021 shares $ / shares	Mar. 18, 2021 USD ($) shares $ / shares	Feb. 28, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Options granted/exercised to purchase ordinary shares				570,362	1,177,131	143,000
Exercise price | $ / shares				$ 1.98	$ 3.12	$ 5.35
Number of shares issued				21,057,922	17,864,684
Chief Executive officer [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted/exercised to purchase ordinary shares	1,314,218
Exercise price | $ / shares	$ 1.24
Options vesting description	The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% of the option will vest in twelve equal quarterly installments following the first anniversary of the grant date.
ATM Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			2,546,265
Proceeds from ordinary shares issued | $			$ 9,800,000
Weighted average share price | $ / shares			$ 3.99
Investor Warrant [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted/exercised to purchase ordinary shares			142,406
Number of shares issued			56,075
Service Provider [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted/exercised to purchase ordinary shares		65,693
Exercise price | $ / shares		$ 3.10
Number of shares issued		65,693
Proceeds from ordinary shares issued | $		$ 204,000